Cover Page		4 Months Ended	6 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026
Document Information [Line Items]
Document Type			S-4/A
Entity Registrant Name			Research Alliance Corporation III
Entity Incorporation, State or Country Code			E9
Entity Tax Identification Number			98-1918931
Entity Address, Address Line One			600 Fifth Avenue
Entity Address, Address Line Two			23rd Floor
Entity Address, City or Town			New York
Entity Address, State or Province			NY
Entity Address, Postal Zip Code			10020
City Area Code			617
Local Phone Number			778-2500
Amendment Flag			false
Entity Central Index Key			0002118032
Entity Filer Category			Non-accelerated Filer
Entity Small Business			true
Entity Emerging Growth Company			true
Entity Ex Transition Period			false
Inception Date	Feb. 19, 2026	Feb. 19, 2026
Entity Primary SIC Number			6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One			600 Fifth Avenue
Entity Address, Address Line Two			23rd Floor
Entity Address, City or Town			New York
Entity Address, State or Province			NY
Entity Address, Postal Zip Code			10020
City Area Code			617
Local Phone Number			778-2500
Contact Personnel Name			Matthew D. Hammond